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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

CORPORATE BONDS - 50.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 9.5%
Macy's Retail Holdings, Inc.	7.450%	07/15/17	$543,000	$566,379
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,318,310
Time Warner Cable, LLC	6.750%	07/01/18	2,100,000	2,268,859
Whirlpool Corp.	1.650%	11/01/17	2,400,000	2,406,490
				7,560,038
Consumer Staples - 1.5%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	1,091,000	1,177,808

Energy - 8.6%
Boardwalk Pipelines, L.P.	5.875%	11/15/16	1,500,000	1,502,258
Boardwalk Pipelines, L.P.	5.500%	02/01/17	500,000	503,569
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,403,375
Transocean, Inc.	5.800%	12/15/16	2,439,000	2,442,049
				6,851,251
Financials – 15.1%
American Financial Group, Inc.	9.875%	06/15/19	800,000	957,330
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,777,193
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,389,360
Goldman Sachs Group, Inc. (The) (a)	1.650%	12/15/17	820,000	822,458
Icahn Enterprises Finance Corp.	3.500%	03/15/17	2,300,000	2,300,000
Pershing Square Holdings, Ltd.	5.500%	07/15/22	2,500,000	2,493,750
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,353,590
				12,093,681
Health Care - 3.0%
Anthem, Inc.	2.375%	02/15/17	2,400,000	2,407,450

Industrials - 3.9%
Caterpillar, Inc.	7.900%	12/15/18	708,000	801,676
Eaton Corp. plc	1.500%	11/02/17	1,691,000	1,694,916
Stanley Black & Decker, Inc.	2.451%	11/17/18	650,000	660,937
				3,157,529
Information Technology - 2.8%
Xerox Corp.	6.350%	05/15/18	2,110,000	2,241,020

Materials - 6.1%
Sherwin-Williams Co. (The)	1.350%	12/15/17	2,430,000	2,434,080

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.5% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 6.1% (Continued)
Steel Dynamics, Inc.	5.125%	10/01/21	$2,350,000	$2,449,875
				4,883,955

Total Corporate Bonds (Cost $39,529,076)				$40,372,732

CONVERTIBLE CORPORATE BONDS - 28.9%	Coupon	Maturity	Par Value	Value
Energy - 5.1%
Chesapeake Energy Corp.	2.500%	05/15/37	$2,600,000	$2,583,750
Hornbeck Offshore Services, Inc.	1.500%	09/01/19	2,370,000	1,476,806
				4,060,556
Financials - 10.8%
Ares Capital Corp.	4.375%	01/15/19	2,275,000	2,357,469
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,027,500
RAIT Financial Trust	4.000%	10/01/33	2,166,000	1,985,951
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,280,687
				8,651,607
Health Care - 2.9%
Aceto Corp.	2.000%	11/01/20	2,600,000	2,357,875

Industrials - 1.8%
Chart Industries, Inc.	2.000%	08/01/18	1,500,000	1,466,250
Horsehead Holding Corp. (b)(c)(d)(e)	3.800%	07/01/17	1,375,000	137
				1,466,387
Information Technology - 5.2%
Intel Corp.	2.950%	12/15/35	1,400,000	1,820,875
LinkedIn Corp.	0.500%	11/01/19	2,350,000	2,317,688
				4,138,563
Materials - 3.1%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,445,544

Total Convertible Corporate Bonds (Cost $24,719,386)				$23,120,532

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 2.5%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)(d)	4.530%	11/11/16	$129,032	$129,096
NCP Finance Limited Partnership (a)(c)(d)	4.535%	11/17/16	86,022	86,087
NCP Finance Limited Partnership (a)(c)(d)	4.528%	11/18/16	154,839	154,961
NCP Finance Limited Partnership (a)(d)	11.000%	09/30/18	1,690,070	1,588,666
NCP Finance Limited Partnership (a)(c)(d)	6.250%	05/24/19	25,806	26,612
Total Bank Debt (Cost $2,058,658)				$1,985,422

COMMON STOCKS - 0.8%	Shares	Value
Information Technology - 0.8%
Bridgeline Digital, Inc. (b) (Cost $739,000)	987,221	$612,077

COVERTIBLE PREFERRED STOCKS - 1.2%	Shares	Value
Industrials - 1.2%
Air Industries Group (Cost $1,200,000) (d)	120,000	$960,000

WARRANTS - 5.0%	Shares	Value
Financials – 5.0%
American International Group, Inc., $44.43, expires 01/19/21 (b)	26,500	$559,150
Capital One Financial Corp., $42.029, expires 11/14/18 (b)	13,200	424,776
First Financial Bancorp, $12.202, expires 12/23/18 (b)	67,850	666,287
Hartford Financial Services Group, Inc., $9.126, expires 06/26/19 (b)	45,200	1,681,892
Lincoln National Corp., $10.076, expires 07/10/19 (b)	16,260	683,408
Total Warrants (Cost $2,251,422)		$4,015,513

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (f) (Cost $8,725,745)	8,725,745	$8,725,745

Total Investments at Value - 99.8% (Cost $79,223,287)		$79,792,021

Other Assets in Excess of Liabilities - 0.2%		164,939

Net Assets - 100.0%		$79,956,960

(a)	Variable rate security. The rate shown is the effective interest rate as of October 31, 2016.
(b)	Non-income producing security.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $396,893 at October 31, 2016, representing 0.5% of net assets.

(d)	Illiquid security. Total fair value of illiquid securities held as of October 31, 2016 was $2,945,559, representing 3.7% of net assets.
(e)	In default.
(f)	The rate shown is the 7-day effective yield as of October 31, 2016.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 2.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	06/30/17	$2,200,000	$2,201,804
U.S. Treasury Notes	1.500%	08/31/18	1,490,000	1,507,111
Total U.S. Treasury Obligations (Cost $3,697,782)				$3,708,915

CORPORATE BONDS - 80.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 14.7%
Ecolab, Inc.	3.000%	12/08/16	$1,000,000	$1,002,011
Gannett Co., Inc.	5.125%	07/15/20	1,375,000	1,430,000
General Motors Financial Co., Inc.	2.625%	07/10/17	4,446,000	4,481,701
Macy's Retail Holdings, Inc.	5.900%	12/01/16	707,000	709,723
Macy's Retail Holdings, Inc.	7.450%	07/15/17	4,600,000	4,798,057
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,393,923
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,537,718
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,835,343
				24,188,476
Consumer Staples - 10.2%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	1,891,000	2,041,461
General Mills, Inc.	1.400%	10/20/17	4,770,000	4,784,878
Kraft Foods Group, Inc.	2.250%	06/05/17	4,252,000	4,274,442
Kroger Co. (The)	2.200%	01/15/17	2,800,000	2,808,383
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,578,475
Safeway, Inc.	3.400%	12/01/16	271,000	271,000
				16,758,639
Energy - 8.4%
Boardwalk Pipelines, LLC	5.875%	11/15/16	2,300,000	2,303,462
Boardwalk Pipelines, LLC	5.500%	02/01/17	1,500,000	1,510,708
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	4,991,625
Transocean, Inc.	5.800%	12/15/16	5,060,000	5,066,325
				13,872,120
Financials – 20.9%
American Express Bank, FSB	6.000%	09/13/17	1,450,000	1,507,912
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,439,584
Bank of America Corp.	5.300%	03/15/17	4,730,000	4,798,538
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	563,798
CNA Financial Corp.	6.950%	01/15/18	50,000	52,972
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	297,862
Goldman Sachs Group, Inc. (The) (a)	1.650%	12/15/17	4,880,000	4,894,625
Hartford Financial Services Group, Inc. (The)	6.300%	03/15/18	158,000	167,413

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials – 20.9% (Continued)
Icahn Enterprises Finance Corp.	3.500%	03/15/17	$4,900,000	$4,900,000
Jefferies Group, LLC	5.125%	04/13/18	4,000,000	4,165,864
Pershing Square Holdings, Ltd.	5.500%	07/15/22	5,000,000	4,987,500
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	291,374
Weyerhaeuser Co.	6.950%	08/01/17	1,659,000	1,722,284
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,604,850
				34,394,576
Health Care - 7.4%
Actavis Funding SCS	1.850%	03/01/17	5,000,000	5,011,685
Anthem, Inc.	2.375%	02/15/17	2,400,000	2,407,450
Teva Pharmaceutical Finance Co. B.V.	2.400%	11/10/16	4,750,000	4,751,230
				12,170,365
Industrials - 8.0%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,709,447
Eaton Corp. plc	1.500%	11/02/17	4,700,000	4,710,885
Stanley Black & Decker, Inc.	2.451%	11/17/18	4,605,000	4,682,484
				13,102,816
Information Technology - 5.6%
HP Enterprise Co.	2.450%	10/05/17	4,500,000	4,556,988
Xerox Corp.	6.350%	05/15/18	4,337,000	4,606,306
				9,163,294
Materials - 5.3%
Sherwin-Williams Co. (The)	1.350%	12/15/17	4,000,000	4,006,716
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,802,798
				8,809,514
Utilities - 0.0% (b)
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	16,148

Total Corporate Bonds (Cost $130,779,515)				$132,475,948

BANK DEBT - 1.7%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)(d)	4.530%	11/11/16	$677,419	$677,751
NCP Finance Limited Partnership (a)(c)(d)	4.535%	11/17/16	451,613	451,956
NCP Finance Limited Partnership (a)(c)(d)	4.528%	11/18/16	812,903	813,545

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 1.7% (Continued)	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(d)	11.000%	09/30/18	$795,327	$747,608
NCP Finance Limited Partnership (a)(c)(d)	6.250%	05/24/19	135,484	139,715
Total Bank Debt (Cost $2,859,988)				$2,830,575

PREFERRED STOCKS - 1.7%	Shares	Value
Real Estate – 1.7%
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)	135,000	$2,821,500

MONEY MARKET FUNDS - 10.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (e) (Cost $17,802,133)	17,802,133	$17,802,133

COMMERCIAL PAPER(f) - 7.7%	Par Value	Value
Danaher Corp., 0.51%, due 11/16/16	$2,000,000	$1,999,575
Dollar General Corp., 0.68%, due 11/03/16	4,878,000	4,877,816
Ford Motor Credit Co. LLC, 0.65%, due 11/16/16	3,500,000	3,499,052
MetLife Short Term Funding LLC, 0.852%, due 11/28/16	2,000,000	1,998,725
Mondelēz International, Inc., 0.67%, due 11/08/16	370,000	369,952
Total Commercial Paper (Cost $12,745,119)		$12,745,120

Total Investments at Value - 104.7% (Cost $170,830,607)		$172,384,191

Liabilities in Excess of Other Assets - (4.7%)		(7,699,099)

Net Assets - 100.0%		$164,685,092

(a)	Variable rate security. The rate shown is the effective interest rate as of October 31, 2016.
(b)	Percentage rounds to less than 0.1%.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $2,082,967 at October 31, 2016, representing 1.3% of net assets.

(d)	Illiquid security. Total fair value of illiquid securities held as of October 31, 2016 was $2,830,575, representing 1.7% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2016.
(f)	The rate shown is the annualized yield at time of purchase, not a coupon rate.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2016 (Unaudited)

1. Securities Valuation

Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) typically use a pricing service to determine the value of their fixed income securities. The pricing service will utilize electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Certain other fixed income securities, including convertible bonds and bank debt, held by the Funds are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2016 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,372,732	$-	$40,372,732
Convertible Corporate Bonds	-	23,120,395	137	23,120,532
Bank Debt	-	1,588,666	396,756	1,985,422
Common Stocks	612,077	-	-	612,077
Convertible Preferred Stocks	-	960,000	-	960,000
Warrants	4,015,513	-	-	4,015,513
Money Market Funds	8,725,745	-	-	8,725,745
Total	$13,353,335	$66,041,793	$396,893	$79,792,021

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,708,915	$-	$3,708,915
Corporate Bonds	-	132,475,948	-	132,475,948
Bank Debt	-	747,608	2,082,967	2,830,575
Preferred Stocks	2,821,500	-	-	2,821,500
Money Market Funds	17,802,133	-	-	17,802,133
Commerical Paper	-	12,745,120	-	12,745,120
Total	$20,623,633	$149,677,591	$2,082,967	$172,384,191

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of October 31, 2016, EBS Income Fund did not have any transfers into and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on October 31, 2016 for EBS Income and Appreciation Fund due to changes in the availability of quoted prices are as follows:

Transfers from Level 2 to Level 3	$137
Transfers from Level 3 to Level 1	$739,000

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2016:

EBS Income and Appreciation Fund
Investments in Securities	Balance as of July 31, 2016	Purchases / Transfers into	Sales / Transfers out of	Realized Gain(Loss)	Net change in unrealized appreciation (depreciation)	Balance as of October 31, 2016

Convertible Corporate Bonds	$760,599	$137	$(739,000)	$-	$(21,599)	$137

Bank Debt	457,526	1,488,172	(1,548,387)	-	(555)	396,756

Total	$1,218,125	$1,488,309	$(2,287,387)	$-	$(22,154)	$396,893

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

EBS Income Fund
Investments in Securities	Balance as of July 31, 2016	Purchases	Sales	Realized Gain(Loss)	Net change in unrealized appreciation (depreciation)	Balance as of October 31, 2016

Bank Debt	$2,402,012	$7,812,903	$(8,129,032)	$-	$(2,916)	$2,082,967

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review of the Board to determine the fair value of the Level 3 investments.

Income and Appreciation Fund
	Fair Value at October 31, 2016	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs

Convertible Corporate Bonds	$137	Management's Estimate of Future Cash Flows	N/A	N/A	N/A
Bank Debt	$396,756	DCF Model	Discount Rate	3.15-4.96%	3.27%

Income Fund
	Fair Value at October 31, 2016	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs

Bank Debt	$2,082,967	DCF Model	Discount Rate	3.15-4.96%	3.27%

DCF - Discounted Cash Flow

[1]
Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the period ended October 31, 2016.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2016:

	EBS Income and Appreciation Fund	EBS Income Fund

Tax cost of portfolio investments	$79,223,287	$170,830,607
Gross unrealized appreciation	$3,408,305	$1,920,338
Gross unrealized depreciation	(2,839,571)	(366,754)
Net unrealized appreciation on investments	$568,734	$1,553,584

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2016, EBS Income and Appreciation Fund had 33.4% of the value of its net assets invested in securities within the Financials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 14, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 14, 2016

*	Print the name and title of each signing officer under his or her signature.